Condensed Consolidated Unaudited Interim Statements of Changes in Equity € in Thousands, $ in Thousands		Share capital [Member] EUR (€)		Share capital [Member] USD [Member] USD ($) [2]	Share Premium [Member] EUR (€)		Share Premium [Member] USD [Member] USD ($) [2]	Retained earnings (accumulated deficit) [Member] EUR (€)		Retained earnings (accumulated deficit) [Member] USD [Member] USD ($) [2]	Treasury shares [Member] EUR (€)		Treasury shares [Member] USD [Member] USD ($) [2]	Translation reserve from foreign operations [Member] EUR (€)		Translation reserve from foreign operations [Member] USD [Member] USD ($) [2]	Hedging Reserve [Member] EUR (€)		Hedging Reserve [Member] USD [Member] USD ($) [2]	Total [Member] EUR (€)		Total [Member] USD [Member] USD ($) [2]	Non-controlling Interests [Member] EUR (€)		Non-controlling Interests [Member] USD [Member] USD ($) [2]	EUR (€)		USD [Member] USD ($) [2]
Balance at Dec. 31, 2016	[1]	€ 19,980			€ 58,334			€ 5,816			€ (1,722)			€ 2,664						€ 85,072			€ (701)			€ 84,371
Statement Line Items [Line Items]
Loss for the year								(5,166)												(5,166)			(243)			(5,409)
Other comprehensive loss for the year														714						714			(8)			706
Total comprehensive loss for the year								(5,166)						714						(4,452)			(251)			(4,703)
Transactions with owners of the Company, recognized directly in equity:
Share-based payments					2															2						2
Own shares acquired											(14)									(14)						(14)
Balance at Jun. 30, 2017		19,980			58,336			650			(1,736)			3,378						80,608			(952)			79,656
Balance at Dec. 31, 2016	[1]	19,980			58,334			5,816			(1,722)			2,664						85,072			(701)			84,371
Statement Line Items [Line Items]
Loss for the year	[1]							(6,115)												(6,115)			(526)			(6,641)
Other comprehensive loss for the year	[1]													(445)			138			(307)			86			(221)
Total comprehensive loss for the year	[1]							(6,115)						(445)			138			(6,422)			(440)			(6,862)
Transactions with owners of the Company, recognized directly in equity:
Share-based payments	[1]				5															5						5
Own shares acquired	[1]										(14)									(14)						(14)
Balance at Dec. 31, 2017		19,980	[1]	$ 23,292	58,339	[1]	$ 68,010	(299)	[1]	$ (347)	(1,736)	[1]	$ (2,024)	2,219	[1]	$ 2,587	138	[1]	$ 161	78,641	[1]	$ 91,679	(1,141)	[1]	$ (1,329)	77,500	[1]	$ 90,350
Statement Line Items [Line Items]
Loss for the year								(898)		(1,048)										(898)		(1,048)	(236)		(276)	(1,134)		(1,324)
Other comprehensive loss for the year														(822)		(958)	(246)		(287)	(1,068)		(1,245)	23		27	(1,045)		(1,218)
Total comprehensive loss for the year								(898)		(1,048)				(822)		(958)	(246)		(287)	(1,966)		(2,293)	(213)		(249)	(2,179)		(2,542)
Transactions with owners of the Company, recognized directly in equity:
Share-based payments					2		3													2		3				2		3
Balance at Jun. 30, 2018		€ 19,980		$ 23,292	€ 58,341		$ 68,013	€ (1,197)		$ (1,395)	€ (1,736)		$ (2,024)	€ 1,397		$ 1,629	€ (108)		$ (126)	€ 76,677		$ 89,389	€ (1,354)		$ (1,578)	€ 75,323		$ 87,811

[1]	The data was taken from the audited annual financial statements.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2018: euro 1 = US$ 1.166)